Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (104.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.8%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,177,424
stepped-coupon zero % (7.75%, 10/1/23), 10/1/46(STP)	BBB	8,800,000	9,092,592

			12,270,016
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	7,965,869

			7,965,869
Arizona (3.5%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,000,000	878,847
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB-	2,000,000	1,641,166
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,483,407
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	1,550,000	1,286,695
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,460,159
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB	3,800,000	3,801,486
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	692,857
5.00%, 7/1/35	BB	1,500,000	1,504,776
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,755,572
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	1,650,000	1,665,909
6.875%, 11/15/52	BBB+/P	500,000	505,023
6.75%, 11/15/42	BBB+/P	1,000,000	1,015,399
6.25%, 11/15/35	BBB+/P	1,060,000	1,070,573
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,645,670
5.00%, 12/1/32	A3	1,500,000	1,595,257
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,470,000	1,452,356
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	488,139

			23,943,291
California (11.2%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 3.02%, 4/1/53	VMIG 1	2,100,000	2,100,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	3,275,000	2,704,193
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	4,890,000	3,933,820
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,835,209	2,686,600
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	1,000,000	858,100
5.00%, 11/15/46	B-/P	500,000	440,240
5.00%, 11/15/36	B-/P	750,000	722,830
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,003,351
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,435,000	391,666
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	800,000	812,361
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,466,775
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	1,604,927
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	1,788,389
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	4,000,000	2,670,737
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	4,900,000	3,681,348
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,304,336
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	5,500,000	3,655,509
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,550,000	1,311,233
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,814,444
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	27,440,000	3,043,590
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,026,219
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,211,507
Los Angeles, Dept. of Arpt. Rev. Bonds, (Green Bond), 5.25%, 5/15/48	Aa3	1,250,000	1,355,814
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	566,882
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	600,000	499,022
4.00%, 9/1/46	BB/P	750,000	638,429
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.20%, 5/1/58	VMIG 1	13,005,000	13,005,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,456,283
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	6,715,000	6,576,280
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,550,000	3,561,277
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,701,966

			76,593,128
Colorado (4.5%)
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A2	1,000,000	445,668
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB-/F	250,000	232,591
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB-/F	1,000,000	994,092
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39 (Prerefunded 5/15/23)	BBB-/F	2,000,000	2,001,204
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	1,891,317
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,393,289
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	728,400
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	1,755,013
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	424,716
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,928,213
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,709,708
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	2,861,128
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	2,397,831
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,242,189
5.00%, 12/1/40	B+/P	625,000	582,705
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	1,405,961
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	493,463
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,817,042
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,173,299
5.00%, 12/1/40	BB/P	1,000,000	964,368
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	2,000,000	1,221,975

			30,664,172
Connecticut (0.7%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,466,030
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	841,033
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,500,312

			4,807,375
Delaware (0.8%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,664,025
5.00%, 6/1/36	BB	700,000	691,376
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,999,000	1,926,019
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,498,000	1,477,404

			5,758,824
District of Columbia (2.7%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	4,131,442
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	2,644,758
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,651,931
(KIPP DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,405,804
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	858,186
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	221,186
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	591,937
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,935,000	1,787,412
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	1,872,468
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	456,096

			18,621,220
Florida (6.4%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,080,271
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	328,767
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	995,092
5.00%, 8/1/40	Baa3	300,000	305,269
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43 (Prerefunded 5/1/23)	B/P	540,000	540,000
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	1,000,000	846,020
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB+	3,930,000	3,412,301
(St. Leo U.), 5.00%, 3/1/44	BB+	3,500,000	3,120,980
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,469,247
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	740,000	744,229
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	395,318
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,260,998
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.), 5.00%, 11/15/39	BBB+	750,000	735,110
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,237,884
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	B+/P	1,355,000	1,381,805
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/53	A+	7,735,000	8,199,805
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	899,371
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	480,867
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	2,770,000	2,774,745
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,230,442
5.00%, 1/1/30	BB+/F	750,000	723,584
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,459,664
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	527,776
4.00%, 12/15/41	BB+/F	750,000	580,299
4.00%, 12/15/36	BB+/F	400,000	334,156
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	552,788
zero %, 9/1/45	A1	2,000,000	662,731
zero %, 9/1/41	A1	1,000,000	431,520
zero %, 9/1/40	A1	850,000	391,087
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31 (Prerefunded 5/5/23)	BB/P	910,000	910,178
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB-/P	1,480,000	1,011,484
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,870,000	2,805,808

			43,829,596
Georgia (1.5%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	1,205,000	1,205,656
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	45,000	47,072
5.00%, 7/15/30	Baa2	1,175,000	1,188,586
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	25,000	26,151
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	2,470,000	1,979,837
5.00%, 1/1/36	BB-/P	1,430,000	1,320,217
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
4.50%, 7/1/63	A	1,500,000	1,475,140
Ser. A, 4.00%, 1/1/59	A2	3,000,000	2,714,010

			9,956,669
Illinois (9.6%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,084,653
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	1,997,307
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,505,333
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,806,786
Ser. B, 4.00%, 1/1/38	BBB+	2,553,000	2,377,042
Ser. B, 4.00%, 1/1/37	BBB+	5,000,000	4,732,994
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	3,041,112
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	300,000	273,264
3.29%, 12/1/30	BBB/P	350,000	321,897
3.20%, 12/1/29	BBB/P	325,000	299,759
2.87%, 12/1/27	BBB/P	255,000	239,551
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB+	4,600,000	4,671,209
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB+	1,500,000	1,626,864
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, AGM, 5.50%, 1/1/53	AA	3,800,000	4,115,334
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	698,000	690,371
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40(FWC)	A3	5,000,000	5,447,676
Ser. A, 5.25%, 12/1/30	A3	5,000,000	5,403,585
Ser. A, 5.00%, 10/1/33	A3	1,025,000	1,104,723
Ser. A, 5.00%, 12/1/31	A3	7,200,000	7,694,562
Ser. C, 5.00%, 11/1/29	A3	2,000,000	2,141,540
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	890,042
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	850,445
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	502,588
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	671,825
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A	200,000	210,200
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	5,500,000	5,263,621
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.85%, 6/15/31), 12/15/42(STP)	A	3,000,000	1,874,243
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	697,660
5.00%, 4/1/29	AA	400,000	434,894
4.00%, 4/1/41	AA	625,000	583,301
4.00%, 4/1/38	AA	600,000	580,744
4.00%, 4/1/37	AA	600,000	594,212

			65,729,337
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	878,363
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,115,000	1,027,315

			1,905,678
Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,695,027
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	385,675
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,159,705

			3,240,407
Louisiana (0.1%)
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	717,605

			717,605
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	1,006,770

			1,006,770
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	1,011,739
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	476,348
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	5,025,000	5,479,135
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	1,033,162
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	1,970,461
5.125%, 7/1/39	B/P	300,000	296,892
Westminster, Rev. Bonds, (Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	750,000	757,641

			11,025,378
Massachusetts (2.4%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,117,235
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	251,088
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B+	1,000,000	1,000,783
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 3.65%, 10/1/42	VMIG 1	3,185,000	3,185,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	A/F	2,000,000	2,033,473
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.60%, 10/1/42	VMIG 1	3,500,000	3,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	203,500
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.70%, 7/1/31	VMIG 1	500,000	500,000
MA State Trans. Fund Rev. Bonds, (Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	AAA	3,200,000	3,501,159

			16,292,238
Michigan (2.1%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba1	350,000	355,445
5.00%, 4/1/36	Ba1	1,400,000	1,431,474
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,250,000	1,660,056
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	500,404
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB-	1,000,000	1,023,294
5.00%, 2/1/47	BBB-	4,100,000	3,812,178
5.00%, 2/1/37	BBB-	1,080,000	1,079,866
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	1,680,020
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	2,500,000	1,570,568
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	459,079
5.00%, 11/15/34	BBB-/F	1,000,000	990,480

			14,562,864
Minnesota (1.4%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	341,049
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa1	725,000	701,042
4.00%, 3/1/28	Baa1	760,000	750,440
4.00%, 3/1/27	Baa1	730,000	723,831
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	602,189
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	902,637
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,452,787
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	909,721
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 3.95%, 11/15/38	VMIG 1	800,000	800,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,750,000	2,438,285

			9,621,981
Missouri (1.7%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	3,060,000	3,156,994
AGM, 4.00%, 3/1/57	AA	1,300,000	1,206,613
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	419,830
3.00%, 5/1/30	B+/P	725,000	657,769
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,210,955
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	3,705,806
5.00%, 9/1/48	BB+/F	1,750,000	1,501,151

			11,859,118
Montana (1.9%)
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A
5.00%, 8/15/33	AA-	1,100,000	1,288,667
5.00%, 8/15/30	AA-	1,275,000	1,467,368
4.00%, 8/15/37	AA-	1,250,000	1,280,928
4.00%, 8/15/36	AA-	1,250,000	1,293,821
MT State Board of Regents Higher Ed., U. of MT, AGM, 5.25%, 11/15/52(T)	Aa3	6,665,000	7,399,858

			12,730,642
Nevada (0.7%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	590,000	595,038
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	915,000	920,218
(Special Impt. Dist. No. 816), 3.125%, 6/1/51	BB-/P	1,425,000	918,000
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	685,000	689,672
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	675,000	641,900
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy), Ser. A, 5.00%, 12/15/48	BB	1,000,000	887,758

			4,652,586
New Hampshire (0.9%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	2,878,806
4.25%, 8/15/46	BBB/P	1,650,000	1,362,035
4.125%, 8/15/40	BBB/P	1,475,000	1,256,382
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	601,261
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	D/P	208,697	45,913
6.125%, 7/1/37 (In default)(NON)	D/P	834,787	183,653

			6,328,050
New Jersey (4.5%)
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	3,000,000	3,183,970
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB	655,000	655,379
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	300,000	300,237
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,021,481
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB	2,250,000	2,196,702
(Portal North Bridge), 5.25%, 11/1/42	A2	7,300,000	8,044,441
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	504,219
5.00%, 6/15/43	A2	2,460,000	2,586,433
5.00%, 6/15/43 (Prerefunded 12/15/28)	AAA/P	1,450,000	1,649,427
Ser. EEE, 5.00%, 6/15/38 (Prerefunded 12/15/28)	A2	2,500,000	2,843,840
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,040,430
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,045,708
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	1,000,302
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,014,903
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (Virtua Hlth.), Ser. C, 2.80%, 7/1/43	A-1	2,000,000	2,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. BB, 5.00%, 6/15/34	A2	575,000	651,308

			30,738,780
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	987,070

			987,070
New York (6.7%)
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa2	10,000,000	10,912,539
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,339,069
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B+	475,000	453,728
NY State Liberty Dev. Corp. Rev. Bonds, 2.875%, 11/15/46	A+	2,650,000	1,939,423
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,250,972
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,300,000	7,924,595
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,053,031
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,150,000	1,006,315
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,025,000	4,381,382
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,485,000	4,673,016
5.00%, 1/15/47	Aa3	4,300,000	4,556,036
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,523,512
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, Ser. A, 4.00%, 5/15/48	AA+	3,000,000	2,940,821

			45,954,439
North Carolina (1.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42	BB/P	2,500,000	1,891,397
4.00%, 3/1/31	BB/P	825,000	750,506
4.00%, 3/1/30	BB/P	790,000	728,319
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,041,289
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,330,544
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,790,147
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,505,082

			10,037,284
Ohio (4.3%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	9,770,000	9,120,433
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	4,870,000	3,582,149
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,741,843
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	508,368
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,080,368
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,425,000	1,294,453
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	1,848,239
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	1,475,000	1,526,331
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB-	2,950,000	3,022,666
5.25%, 12/1/48	BB	750,000	692,503
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB-	3,490,000	3,573,002
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	210,985
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	1,500,000	1,505,446

			29,706,786
Oregon (2.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	887,693
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	758,313
5.00%, 11/1/32	A3	360,000	402,465
Port of Portland, Arpt. Rev. Bonds, Ser. 27A, 4.00%, 07/01/50(T)	AA-	15,710,000	14,779,506

			16,827,977
Pennsylvania (4.0%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,168,320
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	628,208
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,078,435
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	857,928
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	2,833,667
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,021,956
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	475,000	486,714
5.00%, 12/1/44	A/F	3,675,000	3,790,455
4.00%, 12/1/44	A/F	1,150,000	1,091,062
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	850,000	750,503
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	2,500,000	2,797,328
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/39	A2	800,000	873,860
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/38	A2	800,000	878,538
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 4.00%, 5/15/53	A2	1,500,000	1,383,963
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,001,961
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	961,207
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45	BB-/F	1,225,000	1,027,669
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	75,000	83,110
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,165,000	990,633

			27,705,517
Puerto Rico (2.7%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	5,500,000	4,818,706
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	3,000,000	2,441,574
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	BB-/P	8,997,000	8,687,529
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	223,430
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	405,966
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	56,506
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	15,385
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	116,330
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	559,384
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	252,627
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	414,792
Ser. A-1, zero %, 7/1/33	B/P	159,000	97,410
Ser. A-1, zero %, 7/1/31	B/P	141,000	95,958
Ser. A-1, zero %, 7/1/29	B/P	109,000	82,242
Ser. A-1, zero %, 7/1/27	B/P	112,000	92,867
Ser. A-1, zero %, 7/1/24	B/P	46,000	43,753

			18,404,459
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	2,976,991

			2,976,991
South Carolina (0.9%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	863,718
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,034,417
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,066,993
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	856,320
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	866,710
5.00%, 11/15/42	BB/P	585,000	538,400

			6,226,558
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,060,000	1,676,843

			1,676,843
Tennessee (1.7%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	419,096
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	416,259
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	439,027
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	850,000	800,084
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	725,000	739,567
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,747,729
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	803,433
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	413,545
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	619,414
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	3,000,000	2,120,225
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/41	A1	875,000	970,717
5.50%, 7/1/38	A1	875,000	985,307
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,269,199

			11,743,602
Texas (7.5%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	827,510
(Wayside Schools), Ser. A, 4.00%, 8/15/46	BB	850,000	647,774
(Wayside Schools), Ser. A, 4.00%, 8/15/36	BB	335,000	290,051
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba2	2,400,000	2,438,658
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,031,642
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	3,095,000	2,774,192
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/47	A-	4,275,000	3,911,221
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	886,178
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	200,000	199,876
(United Airlines, Inc.), 4.00%, 7/1/41	B-/F	3,750,000	3,254,768
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	1,787,938
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,020,943
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Senior Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	200,313
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	576,209
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	884,717
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	439,601
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	507,524
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	742,539
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,029,497
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,502,884
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,636,278
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	3,500,000	3,542,488
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa2	4,500,000	4,516,026
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa2	1,750,000	1,750,983
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54	AA	4,000,000	4,632,998
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	652,419
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	470,568
3.00%, 9/1/39	Baa2	550,000	436,621
3.00%, 9/1/38	Baa2	750,000	607,243
3.00%, 9/1/37	Baa2	650,000	536,553
3.00%, 9/1/36	Baa2	650,000	550,200

			51,286,412
Utah (0.9%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/32	BBB-/F	1,000,000	1,049,457
4.00%, 10/15/42	BBB-/F	1,500,000	1,240,831
4.00%, 10/15/36	BBB-/F	1,000,000	905,293
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,627,342
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,188,548

			6,011,471
Virginia (0.9%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	500,395
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	364,403
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,330,000	1,255,489
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,250,000	1,608,973
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	790,000	778,168
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,418,639

			5,926,067
Washington (1.9%)
Bellevue, G.O. Bonds, 4.00%, 12/1/37	Aaa	885,000	915,960
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	990,000	1,022,037
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa3	2,000,000	2,044,354
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	517,312
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,655,324	3,433,424
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	3,008,952
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/50	Ba2	500,000	464,255
4.00%, 7/1/40	Ba2	2,235,000	1,892,062

			13,298,356
Wisconsin (5.9%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,488,269
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	1,622,998
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	2,887,178
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,705,000	1,583,649
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50 (Prerefunded 4/1/30)	AAA/P	95,000	109,642
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,711,768
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	399,262
5.00%, 6/15/49	BB+/P	1,040,000	928,704
5.00%, 6/15/39	BB+/P	410,000	387,408
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	989,127
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	686,809
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	1,842,919
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,249,423
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	1,809,538
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,202,051
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	902,506
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	1,014,444
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	3,054,580
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	4,000,000	3,945,426
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	2,000,000	2,024,133
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	913,967
(St. John's Communities, Inc.), 4.00%, 9/15/36	BBB-/F	790,000	677,466
(St. John's Communities, Inc.), 4.00%, 9/15/31	BBB-/F	970,000	883,753
(St. John's Communities, Inc.), 4.00%, 9/15/30	BBB-/F	935,000	864,825
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49 (Prerefunded 11/15/24)	BB-/P	1,000,000	1,037,202
5.50%, 11/15/34 (Prerefunded 11/15/24)	BB-/P	1,685,000	1,735,957
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,357,864

			40,310,868

Total municipal bonds and notes (cost $760,254,729)			$713,902,294

UNITIZED TRUST (0.0%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$10,368

Total unitized trust (cost $—)		$10,368

SHORT-TERM INVESTMENTS (1.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.98%(AFF)	Shares	7,757,865	$7,757,865
U.S. Treasury Bills 4.507%, 5/11/23(SEG)		$100,000	99,884
U.S. Treasury Bills 4.735%, 5/2/23(SEG)		200,000	199,977
U.S. Treasury Bills 4.279%, 5/30/23(SEG)		300,000	299,006

Total short-term investments (cost $8,356,701)			$8,356,732
TOTAL INVESTMENTS

Total investments (cost $768,611,430)			$722,269,394

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	171	$20,768,484	$20,768,484	Jun-23	$(670,330)

Unrealized appreciation					—

Unrealized (depreciation)					(670,330)

Total					$(670,330)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $684,744,732.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$14,473,590	$192,390,165	$199,105,890	$277,449	$7,757,865

	Total Short-term investments	$14,473,590	$192,390,165	$199,105,890	$277,449	$7,757,865
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $554,676.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.86%, 5.06% and 5.30%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	26.30%
	Healthcare	17.9
	Transportation	11.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $58,801,347 were held by the TOB trust and served as collateral for $36,860,258 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $667,664 for these investments based on an average interest rate of 2.63%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$713,902,294	$—
Unitized trust	—	—	10,368
Short-term investments	—	8,356,732	—

Totals by level	$—	$722,259,026	$10,368
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(670,330)	$—	$—

Totals by level	$(670,330)	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com